HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 109.4%	Shares	Value
Communications - 3.7%
Advertising & Marketing - 0.2%
Trade Desk, Inc. (The) - Class A (a)(b)	40,000	$907,600

Entertainment Content - 0.3%
Paramount Skydance Corporation - Class B (a)	140,000	1,262,800

Internet Media & Services - 2.2%
Lyft, Inc. - Class A (a)(b)	200,000	2,660,000
Match Group, Inc. (a)	60,000	1,842,600
Upwork, Inc. (a)(b)	200,000	2,192,000
Ziff Davis, Inc. (a)(b)	50,000	2,098,000
		8,792,600
Telecommunications - 1.0%
Millicom International Cellular S.A. (a)	16,000	1,199,040
Verizon Communications, Inc. (a)	50,000	2,510,000
		3,709,040
Consumer Discretionary - 18.5%
Apparel & Textile Products - 1.2%
Carter’s, Inc. (a)	20,000	715,200
PVH Corporation (a)	20,000	1,395,200
Steven Madden Ltd. (a)	80,000	2,713,600
		4,824,000
Automotive - 2.9%
Aptiv plc (a)(b)	36,000	2,499,840
Garrett Motion, Inc. (a)	80,000	1,453,600
Gentex Corporation (a)	60,000	1,311,000
Harley-Davidson, Inc. (a)	60,000	1,213,200
Lear Corporation (a)	10,000	1,210,800
Rivian Automotive, Inc. - Class A (a)(b)	60,000	903,000
Visteon Corporation (a)	30,000	2,733,300
		11,324,740
Consumer Services - 0.3%
PROG Holdings, Inc. (a)	40,000	1,147,600

E-Commerce Discretionary - 1.0%
Etsy, Inc. (a)(b)	80,000	3,998,400

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.4% (continued)	Shares	Value
Consumer Discretionary - 18.5% (continued)
Home Construction - 0.5%
Forestar Group, Inc. (a)(b)	40,000	$977,600
Lennar Corporation - Class A (a)	10,000	868,400
		1,846,000
Leisure Facilities & Services - 4.0%
Arcos Dorados Holdings, Inc. - Class A (a)	100,000	825,000
Carnival Corporation (a)	40,000	1,035,200
Domino’s Pizza, Inc. (a)	6,000	2,152,740
Hilton Grand Vacations, Inc. (a)(b)	20,000	782,400
Planet Fitness, Inc. - Class A (a)(b)	24,000	1,785,120
Restaurant Brands International, Inc. (a)	40,000	2,956,000
Starbucks Corporation (a)	20,000	1,791,800
Wingstop, Inc. (a)	16,000	2,479,520
Wynn Resorts Ltd. (a)	20,000	2,031,000
		15,838,780
Leisure Products - 0.5%
YETI Holdings, Inc. (a)(b)	60,000	2,195,400

Retail - Discretionary - 7.2%
Advance Auto Parts, Inc. (a)	40,000	2,110,000
American Eagle Outfitters, Inc. (a)	200,000	3,340,000
Buckle, Inc. (The) (a)	40,000	2,014,400
Gap, Inc. (The) (a)	100,000	2,420,000
Hertz Global Holdings, Inc. (a)(b)	300,000	1,383,000
Kohl’s Corporation (a)	200,000	2,580,000
Macy’s, Inc. (a)	100,000	1,809,000
National Vision Holdings, Inc. (a)(b)	100,000	2,590,000
Sally Beauty Holdings, Inc. (a)(b)	200,000	2,770,000
Savers Value Village, Inc. (a)(b)	300,000	2,232,000
Signet Jewelers Ltd. (a)	30,000	2,539,200
Urban Outfitters, Inc. (a)(b)	40,000	2,534,000
		28,321,600
Specialty Retail - 0.9%
Ulta Beauty, Inc. (a)(b)	7,000	3,658,970

Consumer Staples - 13.0%
Beverages - 0.8%
Coca-Cola Company (The) (a)	20,000	1,521,000

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.4% (continued)	Shares	Value
Consumer Staples - 13.0% (continued)
Beverages - 0.8% (continued)
PepsiCo, Inc. (a)	10,000	$1,552,900
		3,073,900
Food - 6.4%
Adecoagro S.A. (a)	100,000	1,502,000
Cal-Maine Foods, Inc. (a)	30,000	2,374,500
Campbell’s Company (The) (a)	200,000	4,454,000
Dole plc (a)	140,000	2,000,600
Flowers Foods, Inc. (a)	160,000	1,304,000
Fresh Del Monte Produce, Inc. (a)	40,000	1,610,400
General Mills, Inc. (a)	60,000	2,233,200
Herbalife Ltd. (a)(b)	60,000	883,200
Hershey Company (The) (a)	8,000	1,663,120
J.M. Smucker Company (The) (a)	10,000	964,400
Kraft Heinz Company (The) (a)	40,000	899,600
Nomad Foods Ltd. (a)	160,000	1,537,600
Post Holdings, Inc. (a)(b)	6,000	593,160
Tootsie Roll Industries, Inc. (a)	61,800	2,640,096
Vital Farms, Inc. (a)(b)	40,000	564,800
		25,224,676
Household Products - 1.4%
Clorox Company (The) (a)	10,000	1,036,300
Colgate-Palmolive Company (a)	20,000	1,704,600
elf Beauty, Inc. (a)(b)	10,000	606,100
Kimberly-Clark Corporation (a)	6,000	578,820
Reynolds Consumer Products, Inc. (a)	80,000	1,694,400
		5,620,220
Retail - Consumer Staples - 2.0%
Dollar General Corporation (a)	30,000	3,561,900
Five Below, Inc. (a)(b)	12,000	2,741,760
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	20,000	1,840,800
		8,144,460
Wholesale - Consumer Staples - 2.4%
Archer-Daniels-Midland Company (a)	40,000	2,907,600
Sysco Corp. (a)	30,000	2,139,900
United Natural Foods, Inc. (a)(b)	100,000	4,506,000
		9,553,500

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.4% (continued)	Shares	Value
Energy - 9.0%
Oil & Gas Producers - 4.0%
APA Corporation (a)	100,000	$4,244,000
Cheniere Energy Partners, L.P. (a)	40,000	2,585,200
Coterra Energy, Inc. (a)	40,000	1,405,600
Devon Energy Corporation (a)	40,000	2,012,800
Diamondback Energy, Inc. (a)	10,000	1,977,900
Marathon Petroleum Corporation (a)	4,000	976,720
Par Pacific Holdings, Inc. (a)(b)	40,000	2,505,600
		15,707,820
Oil & Gas Services & Equipment - 1.4%
Innovex International, Inc. (a)(b)	40,000	975,600
Noble Corporation plc (a)	40,000	1,962,800
RPC, Inc. (a)	100,000	708,000
SLB Ltd. (a)	40,000	2,055,600
		5,702,000
Renewable Energy - 3.6%
Ameresco, Inc. - Class A (a)(b)	120,000	3,060,000
Canadian Solar, Inc. (a)(b)	160,000	2,216,000
First Solar, Inc. (a)(b)	10,000	1,972,600
Shoals Technologies Group, Inc. - Class A (a)(b)	400,000	2,632,000
SolarEdge Technologies, Inc. (a)(b)	60,000	3,063,000
Sunrun, Inc. (a)(b)	100,000	1,356,000
		14,299,600
Financials - 8.1%
Asset Management - 1.4%
Acadian Asset Management, Inc. (a)	40,000	2,176,800
Federated Hermes, Inc. (a)	10,000	567,100
Patria Investments Ltd. - Class A (a)	80,000	1,008,000
XP, Inc. - Class A (a)	100,000	1,904,000
		5,655,900
Banking - 1.7%
Banco Latinoamericano de Comercio Exterior S.A. - Class E (a)	20,000	1,021,600
BankUnited, Inc. (a)	30,000	1,354,800
Citigroup, Inc. (a)	10,000	1,134,100
Valley National Bancorp (a)	140,000	1,719,200
Western Alliance Bancorp (a)	20,000	1,417,000
		6,646,700

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.4% (continued)	Shares	Value
Financials - 8.1% (continued)
Institutional Financial Services - 1.2%
Northern Trust Corporation (a)	14,000	$1,953,980
State Street Corporation (a)	10,000	1,265,600
StoneX Group, Inc. (a)(b)	21,000	1,693,650
		4,913,230
Insurance - 2.7%
Allstate Corporation (The) (a)	8,000	1,658,720
CNA Financial Corporation (a)	20,000	918,400
Hamilton Insurance Group Ltd. - Class B (a)(b)	60,000	1,789,800
Mercury General Corporation (a)	20,000	1,763,000
Palomar Holdings, Inc. (a)(b)	10,000	1,195,000
RenaissanceRe Holdings Ltd. (a)	4,000	1,188,920
SiriusPoint Ltd. (a)(b)	40,000	861,600
Travelers Companies, Inc. (The) (a)	4,000	1,166,720
		10,542,160
Specialty Finance - 1.1%
Bread Financial Holdings, Inc. (a)	30,000	2,246,700
Synchrony Financial (a)	30,000	2,040,600
		4,287,300
Health Care - 23.6%
Biotech & Pharma - 15.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	160,000	3,561,600
Amgen, Inc. (a)	5,000	1,759,250
Amphastar Pharmaceuticals, Inc. (a)(b)	60,000	1,175,400
AnaptysBio, Inc. (a)(b)	20,000	1,109,200
ANI Pharmaceuticals, Inc. (a)(b)	50,000	3,845,000
Ascendis Pharma A/S - ADR (b)	8,000	1,829,840
Aurinia Pharmaceuticals, Inc. (a)(b)	80,000	1,185,600
Biogen, Inc. (a)(b)	6,000	1,099,980
Catalyst Pharmaceuticals, Inc. (a)(b)	80,000	1,980,800
Collegium Pharmaceutical, Inc. (a)(b)	100,000	3,307,000
Corcept Therapeutics, Inc. (a)(b)	120,000	4,837,200
Exelixis, Inc. (a)(b)	40,000	1,715,600
Gilead Sciences, Inc. (a)	10,000	1,393,700
Halozyme Therapeutics, Inc. (a)(b)	50,000	3,231,500
Harmony Biosciences Holdings, Inc. (a)(b)	80,000	2,240,800
Immunocore Holdings plc - ADR (b)	60,000	1,809,000
Incyte Corporation (a)(b)	30,000	2,823,600

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.4% (continued)	Shares	Value
Health Care - 23.6% (continued)
Biotech & Pharma - 15.6% (continued)
Innoviva, Inc. (a)(b)	140,000	$3,262,000
Jazz Pharmaceuticals plc (a)(b)	4,000	756,200
Kiniksa Pharmaceuticals International plc (a)(b)	20,000	963,000
Monte Rosa Therapeutics, Inc. (a)(b)	60,000	987,000
Neurocrine Biosciences, Inc. (a)(b)	20,000	2,634,800
Novavax, Inc. (a)(b)	40,000	325,600
Nuvation Bio, Inc. (a)(b)	100,000	429,000
Pfizer, Inc. (a)	40,000	1,123,200
Phathom Pharmaceuticals, Inc. (a)(b)	80,000	888,800
Phibro Animal Health Corporation - Class A	40,000	2,212,400
Praxis Precision Medicines, Inc. (a)(b)	4,000	1,288,760
Protagonist Therapeutics, Inc. (a)(b)	10,000	1,054,000
Royalty Pharma plc - Class A (a)	20,000	959,400
Septerna, Inc. (a)(b)	100,000	2,403,000
Stoke Therapeutics, Inc. (a)(b)	80,000	2,604,800
Tarsus Pharmaceuticals, Inc. (a)(b)	16,000	1,122,400
		61,919,430
Health Care Facilities & Services - 4.4%
Astrana Health, Inc. (a)(b)	60,000	1,471,200
Concentra Group Holdings Parent, Inc. (a)	60,000	1,287,000
CVS Health Corporation (a)	40,000	2,872,800
Guardian Pharmacy Services, Inc. - Class A (a)(b)	20,000	753,200
Humana, Inc. (a)	10,000	1,733,900
Medpace Holdings, Inc. (a)(b)	6,000	2,881,140
Pediatrix Medical Group, Inc. (a)(b)	60,000	1,283,400
Progyny, Inc. (a)(b)	200,000	3,396,000
Universal Health Services, Inc. - Class B (a)	10,000	1,789,700
		17,468,340
Medical Equipment & Devices - 3.6%
10X Genomics, Inc. - Class A (a)(b)	60,000	1,273,800
Align Technology, Inc. (b)	10,000	1,714,300
DexCom, Inc. (b)	10,000	628,000
Haemonetics Corporation (a)(b)	10,000	563,600
Inspire Medical Systems, Inc. (a)(b)	10,000	515,800

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.4% (continued)	Shares	Value
Health Care - 23.6% (continued)
Medical Equipment & Devices - 3.6% (continued)
iRhythm Technologies, Inc. (a)(b)	28,000	$3,304,560
QIAGEN N.V. (a)	80,000	3,203,200
TransMedics Group, Inc. (a)(b)	30,000	2,982,300
		14,185,560
Industrials - 8.7%
Aerospace & Defense - 0.6%
Amprius Technologies, Inc. (a)(b)	140,000	2,360,400

Commercial Support Services - 2.0%
Cimpress plc (a)(b)	20,000	1,460,000
Healthcare Services Group, Inc. (a)(b)	160,000	2,968,000
TriNet Group, Inc. (a)	20,000	728,600
UL Solutions, Inc. - Class A (a)	30,000	2,571,300
		7,727,900
Electrical Equipment - 1.6%
Allegion plc (a)	20,000	2,905,800
Nextpower, Inc. - Class A (a)(b)	16,000	1,928,800
Sensata Technologies Holding plc (a)	40,000	1,408,800
		6,243,400
Engineering & Construction - 0.6%
Frontdoor, Inc. (a)(b)	30,000	1,585,800
IHS Holding Ltd. (a)(b)	100,000	823,000
		2,408,800
Industrial Intermediate Products - 0.7%
Proto Labs, Inc. (a)(b)	50,000	2,851,000

Industrial Support Services - 0.2%
MSC Industrial Direct Company, Inc. - Class A (a)	10,000	922,700

Machinery - 0.9%
Power Solutions International, Inc. (a)(b)	60,000	3,652,800

Transportation & Logistics - 2.1%
American Airlines Group, Inc. (a)(b)	200,000	2,148,000
Copa Holdings S.A. - Class A (a)	10,000	1,136,100
Expeditors International of Washington, Inc. (a)	10,000	1,432,300

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.4% (continued)	Shares	Value
Industrials - 8.7% (continued)
Transportation & Logistics - 2.1% (continued)
FLEX LNG Ltd. (a)	40,000	$1,188,400
Teekay Corporation Ltd.	60,000	732,600
Teekay Tankers Ltd. - Class A (a)	20,000	1,466,400
		8,103,800
Materials - 1.3%
Chemicals - 0.5%
Mosaic Company (The)	80,000	2,040,000

Metals & Mining - 0.8%
Agnico Eagle Mines Ltd. (a)	2,000	405,960
Alamos Gold, Inc. - Class A (a)	4,000	177,720
AngloGold Ashanti plc (a)	2,000	194,720
Aura Minerals, Inc. (a)	6,000	489,600
Barrick Mining Corporation (a)	10,000	407,900
Hecla Mining Company (a)	2,000	37,260
Kinross Gold Corporation (a)	4,000	122,080
Newmont Corporation (a)	4,000	433,000
Pan American Silver Corporation (a)	4,000	218,520
Royal Gold, Inc. (a)	1,000	254,490
SSR Mining, Inc. (a)(b)	10,000	294,000
		3,035,250
Real Estate - 0.9%
REITs - 0.9%
Alexander’s, Inc. (a)	6,000	1,417,200
Diversified Healthcare Trust (a)	100,000	664,000
SBA Communications Corporation - Class A (a)	8,000	1,376,880
		3,458,080
Technology - 18.9%
Semiconductors - 2.0%
ACM Research, Inc. - Class A (a)(b)	60,000	2,361,000
Axcelis Technologies, Inc. (a)(b)	20,000	1,861,600
Cirrus Logic, Inc. (a)(b)	20,000	2,892,400
Universal Display Corporation	10,000	916,600
		8,031,600
Software - 8.8%
Adobe, Inc. (a)(b)	10,000	2,430,800
Akamai Technologies, Inc. (a)(b)	10,000	1,148,500
AppFolio, Inc. - Class A (a)(b)	4,000	631,280

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.4% (continued)	Shares	Value
Technology - 18.9% (continued)
Software - 8.8% (continued)
BlackLine, Inc. (a)(b)	40,000	$1,480,000
Check Point Software Technologies Ltd. (a)(b)	20,000	2,857,000
Clear Secure, Inc. - Class A (a)	50,000	2,420,500
Concentrix Corporation (a)	140,000	3,830,400
Doximity, Inc. - Class A (a)(b)	20,000	466,000
Dropbox, Inc. - Class A (a)(b)	40,000	908,800
Duolingo, Inc. (a)(b)	10,000	985,700
Fastly, Inc. - Class A (a)(b)	100,000	2,906,000
GigaCloud Technology, Inc. - Class A (a)(b)	30,000	1,361,400
Monday.com Ltd. (a)(b)	10,000	691,100
MongoDB, Inc. (a)(b)	10,000	2,447,700
Nutex Health, Inc. (a)(b)	20,000	1,900,800
Paycom Software, Inc. (a)	16,000	1,944,640
Qualys, Inc. (a)(b)	40,000	3,514,000
SPS Commerce, Inc. (a)(b)	10,000	556,700
UiPath, Inc. - Class A (a)(b)	200,000	2,220,000
		34,701,320
Technology Hardware - 3.1%
Credo Technology Group Holding Ltd. (b)	20,000	1,877,400
Ingram Micro Holding Corporation (a)	100,000	2,331,000
InterDigital, Inc. (a)	6,000	1,812,000
Ubiquiti, Inc. (a)	4,000	3,161,160
Viasat, Inc. (a)(b)	70,000	3,206,000
		12,387,560
Technology Services - 5.0%
Cognizant Technology Solutions Corporation - Class A (a)	20,000	1,227,000
dLocal Ltd. (a)(b)	200,000	2,594,000
EPAM Systems, Inc. (a)(b)	20,000	2,708,000
Flywire Corporation (a)(b)	200,000	2,328,000
ICF International, Inc. (a)	10,000	652,900
Matrix IT Ltd.	35,269	964,960
Maximus, Inc. (a)	40,000	2,564,000
Pagseguro Digital Ltd. - Class A (a)	200,000	2,004,000
Sezzle, Inc. (a)(b)	60,000	3,797,400

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.4% (continued)		Shares	Value
Technology - 18.9% (continued)
Technology Services - 5.0% (continued)
Western Union Company (The) (a)		100,000	$873,000
			19,713,260
Utilities - 3.7%
Electric Utilities - 3.1%
AES Corporation (The) (a)		100,000	1,409,000
Brookfield Infrastructure Partners, L.P. (a)		80,000	2,889,600
Brookfield Renewable Corporation (a)		50,000	1,991,500
Fluence Energy, Inc. (a)(b)		200,000	2,752,000
Talen Energy Corporation (a)(b)		10,000	3,192,300
			12,234,400
Gas & Water Utilities - 0.6%
Essential Utilities, Inc. (a)		60,000	2,416,200

Total Common Stocks (Cost $427,836,996)			$433,060,796

WARRANTS - 0.0% (c)		Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)		8,000	$3,104

EXCHANGE-TRADED PUT OPTION CONTRACTS - 3.1%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 05/18/2026 at $2,450	750	$187,223,250	$5,895,000
S&P 500® Index Option, 05/18/2026 at $6,500	360	235,026,720	6,242,400
Total Put Option Contracts (Cost $14,543,515)		$422,249,970	$12,137,400

Total Investments at Value - 112.5% (Cost $442,380,511)			$445,201,300

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 39.8%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (d) (Cost $157,492,029)	157,492,029	$157,492,029

Total Investments and Money Market Funds at Value - 152.3% (Cost $599,872,540)		$602,693,329

Written Call Option Contracts - (53.2%)		(210,630,900)

Other Assets in Excess of Liabilities - 0.9%		3,637,562

Net Assets - 100.0%		$395,699,991

ADR	- American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of March 31, 2026 was $419,599,540.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	The rate shown is the 7-day effective yield as of March 31, 2026.

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2026 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	750	$187,223,250	$1,200	06/22/2026	$97,504,500
S&P 500® Index Option	360	235,026,720	3,400	06/22/2026	113,126,400
Total Written Call Option Contracts (Premiums received $234,126,138)		$422,249,970			$210,630,900

The average monthly notional value of written option contracts during the nine months ended March 31, 2026 was $404,124,756.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 83.1%	Shares	Value
Communications - 2.8%
Advertising & Marketing - 0.2%
Trade Desk, Inc. (The) - Class A (a)(b)	2,000	$45,380

Entertainment Content - 0.2%
Paramount Skydance Corporation - Class B (a)	7,000	63,140

Internet Media & Services - 1.7%
Lyft, Inc. - Class A (a)(b)	10,000	133,000
Match Group, Inc. (a)	3,000	92,130
Upwork, Inc. (a)(b)	10,000	109,600
Ziff Davis, Inc. (a)(b)	2,500	104,900
		439,630
Telecommunications - 0.7%
Millicom International Cellular S.A. (a)	800	59,952
Verizon Communications, Inc. (a)	2,500	125,500
		185,452
Consumer Discretionary - 14.0%
Apparel & Textile Products - 0.9%
Carter’s, Inc. (a)	1,000	35,760
PVH Corporation (a)	1,000	69,760
Steven Madden Ltd. (a)	4,000	135,680
		241,200
Automotive - 2.2%
Aptiv plc (a)(b)	1,800	124,992
Garrett Motion, Inc. (a)	4,000	72,680
Gentex Corporation (a)	3,000	65,550
Harley-Davidson, Inc. (a)	3,000	60,660
Lear Corporation (a)	500	60,540
Rivian Automotive, Inc. - Class A (a)(b)	3,000	45,150
Visteon Corporation (a)	1,500	136,665
		566,237
Consumer Services - 0.2%
PROG Holdings, Inc. (a)	2,000	57,380

E-Commerce Discretionary - 0.8%
Etsy, Inc. (a)(b)	4,000	199,920

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 83.1% (continued)	Shares	Value
Consumer Discretionary - 14.0% (continued)
Home Construction - 0.4%
Forestar Group, Inc. (a)(b)	2,000	$48,880
Lennar Corporation - Class A (a)	500	43,420
		92,300
Leisure Facilities & Services - 3.0%
Arcos Dorados Holdings, Inc. - Class A (a)	5,000	41,250
Carnival Corporation (a)	2,000	51,760
Domino’s Pizza, Inc. (a)	300	107,637
Hilton Grand Vacations, Inc. (a)(b)	1,000	39,120
Planet Fitness, Inc. - Class A (a)(b)	1,200	89,256
Restaurant Brands International, Inc. (a)	2,000	147,800
Starbucks Corporation (a)	1,000	89,590
Wingstop, Inc. (a)	800	123,976
Wynn Resorts Ltd. (a)	1,000	101,550
		791,939
Leisure Products - 0.4%
YETI Holdings, Inc. (a)(b)	3,000	109,770

Retail - Discretionary - 5.4%
Advance Auto Parts, Inc. (a)	2,000	105,500
American Eagle Outfitters, Inc. (a)	10,000	167,000
Buckle, Inc. (The) (a)	2,000	100,720
Gap, Inc. (The) (a)	5,000	121,000
Hertz Global Holdings, Inc. (a)(b)	15,000	69,150
Kohl’s Corporation (a)	10,000	129,000
Macy’s, Inc. (a)	5,000	90,450
National Vision Holdings, Inc. (a)(b)	5,000	129,500
Sally Beauty Holdings, Inc. (a)(b)	10,000	138,500
Savers Value Village, Inc. (a)(b)	15,000	111,600
Signet Jewelers Ltd. (a)	1,500	126,960
Urban Outfitters, Inc. (a)(b)	2,000	126,700
		1,416,080
Specialty Retail - 0.7%
Ulta Beauty, Inc. (a)(b)	350	182,949

Consumer Staples - 9.9%
Beverages - 0.6%
Coca-Cola Company (The) (a)	1,000	76,050

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 83.1% (continued)	Shares	Value
Consumer Staples - 9.9% (continued)
Beverages - 0.6% (continued)
PepsiCo, Inc. (a)	500	$77,645
		153,695
Food - 4.8%
Adecoagro S.A. (a)	5,000	75,100
Cal-Maine Foods, Inc. (a)	1,500	118,725
Campbell’s Company (The) (a)	10,000	222,700
Dole plc (a)	7,000	100,030
Flowers Foods, Inc. (a)	8,000	65,200
Fresh Del Monte Produce, Inc. (a)	2,000	80,520
General Mills, Inc. (a)	3,000	111,660
Herbalife Ltd. (a)(b)	3,000	44,160
Hershey Company (The) (a)	400	83,156
J.M. Smucker Company (The) (a)	500	48,220
Kraft Heinz Company (The) (a)	2,000	44,980
Nomad Foods Ltd. (a)	8,000	76,880
Post Holdings, Inc. (a)(b)	300	29,658
Tootsie Roll Industries, Inc. (a)	3,090	132,005
Vital Farms, Inc. (a)(b)	2,000	28,240
		1,261,234
Household Products - 1.1%
Clorox Company (The) (a)	500	51,815
Colgate-Palmolive Company (a)	1,000	85,230
elf Beauty, Inc. (a)(b)	500	30,305
Kimberly-Clark Corporation (a)	300	28,941
Reynolds Consumer Products, Inc. (a)	4,000	84,720
		281,011
Retail - Consumer Staples - 1.6%
Dollar General Corporation (a)	1,500	178,095
Five Below, Inc. (a)(b)	600	137,088
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	1,000	92,040
		407,223
Wholesale - Consumer Staples - 1.8%
Archer-Daniels-Midland Company (a)	2,000	145,380
Sysco Corp. (a)	1,500	106,995
United Natural Foods, Inc. (a)(b)	5,000	225,300
		477,675

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 83.1% (continued)	Shares	Value
Energy - 6.8%
Oil & Gas Producers - 3.0%
APA Corporation (a)	5,000	$212,200
Cheniere Energy Partners, L.P. (a)	2,000	129,260
Coterra Energy, Inc. (a)	2,000	70,280
Devon Energy Corporation (a)	2,000	100,640
Diamondback Energy, Inc. (a)	500	98,895
Marathon Petroleum Corporation (a)	200	48,836
Par Pacific Holdings, Inc. (a)(b)	2,000	125,280
		785,391
Oil & Gas Services & Equipment - 1.1%
Innovex International, Inc. (a)(b)	2,000	48,780
Noble Corporation plc (a)	2,000	98,140
RPC, Inc. (a)	5,000	35,400
SLB Ltd. (a)	2,000	102,780
		285,100
Renewable Energy - 2.7%
Ameresco, Inc. - Class A (a)(b)	6,000	153,000
Canadian Solar, Inc. (a)(b)	8,000	110,800
First Solar, Inc. (a)(b)	500	98,630
Shoals Technologies Group, Inc. - Class A (a)(b)	20,000	131,600
SolarEdge Technologies, Inc. (a)(b)	3,000	153,150
Sunrun, Inc. (a)(b)	5,000	67,800
		714,980
Financials - 6.1%
Asset Management - 1.1%
Acadian Asset Management, Inc. (a)	2,000	108,840
Federated Hermes, Inc. (a)	500	28,355
Patria Investments Ltd. - Class A (a)	4,000	50,400
XP, Inc. - Class A (a)	5,000	95,200
		282,795
Banking - 1.3%
Banco Latinoamericano de Comercio Exterior S.A. - Class E (a)	1,000	51,080
BankUnited, Inc. (a)	1,500	67,740
Citigroup, Inc. (a)	500	56,705
Valley National Bancorp (a)	7,000	85,960
Western Alliance Bancorp (a)	1,000	70,850
		332,335
Institutional Financial Services - 0.9%
Northern Trust Corporation (a)	700	97,699

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 83.1% (continued)	Shares	Value
Financials - 6.1% (continued)
Institutional Financial Services - 0.9% (continued)
State Street Corporation (a)	500	$63,280
StoneX Group, Inc. (a)(b)	1,050	84,682
		245,661
Insurance - 2.0%
Allstate Corporation (The) (a)	400	82,936
CNA Financial Corporation (a)	1,000	45,920
Hamilton Insurance Group Ltd. - Class B (a)(b)	3,000	89,490
Mercury General Corporation (a)	1,000	88,150
Palomar Holdings, Inc. (a)(b)	500	59,750
RenaissanceRe Holdings Ltd. (a)	200	59,446
SiriusPoint Ltd. (a)(b)	2,000	43,080
Travelers Companies, Inc. (The) (a)	200	58,336
		527,108
Specialty Finance - 0.8%
Bread Financial Holdings, Inc. (a)	1,500	112,335
Synchrony Financial (a)	1,500	102,030
		214,365
Health Care - 18.0%
Biotech & Pharma - 11.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	8,000	178,080
Amgen, Inc. (a)	250	87,962
Amphastar Pharmaceuticals, Inc. (a)(b)	3,000	58,770
AnaptysBio, Inc. (a)(b)	1,000	55,460
ANI Pharmaceuticals, Inc. (a)(b)	2,500	192,250
Ascendis Pharma A/S - ADR (b)	400	91,492
Aurinia Pharmaceuticals, Inc. (a)(b)	4,000	59,280
Biogen, Inc. (a)(b)	300	54,999
Catalyst Pharmaceuticals, Inc. (a)(b)	4,000	99,040
Collegium Pharmaceutical, Inc. (a)(b)	5,000	165,350
Corcept Therapeutics, Inc. (b)	6,000	241,860
Exelixis, Inc. (a)(b)	2,000	85,780
Gilead Sciences, Inc. (a)	500	69,685
Halozyme Therapeutics, Inc. (a)(b)	2,500	161,575
Harmony Biosciences Holdings, Inc. (a)(b)	4,000	112,040
Immunocore Holdings plc - ADR (b)	3,000	90,450
Incyte Corporation (a)(b)	1,500	141,180
Innoviva, Inc. (a)(b)	7,000	163,100
Jazz Pharmaceuticals plc (a)(b)	200	37,810

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 83.1% (continued)	Shares	Value
Health Care - 18.0% (continued)
Biotech & Pharma - 11.9% (continued)
Kiniksa Pharmaceuticals International plc (a)(b)	1,000	$48,150
Monte Rosa Therapeutics, Inc. (a)(b)	3,000	49,350
Neurocrine Biosciences, Inc. (a)(b)	1,000	131,740
Novavax, Inc. (b)	2,000	16,280
Nuvation Bio, Inc. (b)	5,000	21,450
Pfizer, Inc. (a)	2,000	56,160
Phathom Pharmaceuticals, Inc. (a)(b)	4,000	44,440
Phibro Animal Health Corporation - Class A	2,000	110,620
Praxis Precision Medicines, Inc. (a)(b)	200	64,438
Protagonist Therapeutics, Inc. (a)(b)	500	52,700
Royalty Pharma plc - Class A (a)	1,000	47,970
Septerna, Inc. (a)(b)	5,000	120,150
Stoke Therapeutics, Inc. (a)(b)	4,000	130,240
Tarsus Pharmaceuticals, Inc. (a)(b)	800	56,120
		3,095,971
Health Care Facilities & Services - 3.4%
Astrana Health, Inc. (a)(b)	3,000	73,560
Concentra Group Holdings Parent, Inc. (a)	3,000	64,350
CVS Health Corporation (a)	2,000	143,640
Guardian Pharmacy Services, Inc. - Class A (a)(b)	1,000	37,660
Humana, Inc. (a)	500	86,695
Medpace Holdings, Inc. (a)(b)	300	144,057
Pediatrix Medical Group, Inc. (a)(b)	3,000	64,170
Progyny, Inc. (a)(b)	10,000	169,800
Universal Health Services, Inc. - Class B (a)	500	89,485
		873,417
Medical Equipment & Devices - 2.7%
10X Genomics, Inc. - Class A (a)(b)	3,000	63,690
Align Technology, Inc. (b)	500	85,715
DexCom, Inc. (b)	500	31,400
Haemonetics Corporation (b)	500	28,180
Inspire Medical Systems, Inc. (a)(b)	500	25,790
iRhythm Technologies, Inc. (a)(b)	1,400	165,228
QIAGEN N.V. (a)	4,000	160,160

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 83.1% (continued)	Shares	Value
Health Care - 18.0% (continued)
Medical Equipment & Devices - 2.7% (continued)
TransMedics Group, Inc. (a)(b)	1,500	$149,115
		709,278
Industrials - 6.6%
Aerospace & Defense - 0.4%
Amprius Technologies, Inc. (a)(b)	7,000	118,020

Commercial Support Services - 1.5%
Cimpress plc (a)(b)	1,000	73,000
Healthcare Services Group, Inc. (a)(b)	8,000	148,400
TriNet Group, Inc. (a)	1,000	36,430
UL Solutions, Inc. - Class A (a)	1,500	128,565
		386,395
Electrical Equipment - 1.2%
Allegion plc (a)	1,000	145,290
Nextpower, Inc. - Class A (a)(b)	800	96,440
Sensata Technologies Holding plc (a)	2,000	70,440
		312,170
Engineering & Construction - 0.5%
Frontdoor, Inc. (a)(b)	1,500	79,290
IHS Holding Ltd. (b)	5,000	41,150
		120,440
Industrial Intermediate Products - 0.5%
Proto Labs, Inc. (a)(b)	2,500	142,550

Industrial Support Services - 0.2%
MSC Industrial Direct Company, Inc. - Class A (a)	500	46,135

Machinery - 0.7%
Power Solutions International, Inc. (a)(b)	3,000	182,640

Transportation & Logistics - 1.6%
American Airlines Group, Inc. (a)(b)	10,000	107,400
Copa Holdings S.A. - Class A (a)	500	56,805
Expeditors International of Washington, Inc. (a)	500	71,615
FLEX LNG Ltd. (a)	2,000	59,420
Teekay Corporation Ltd.	3,000	36,630

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 83.1% (continued)	Shares	Value
Industrials - 6.6% (continued)
Transportation & Logistics - 1.6% (continued)
Teekay Tankers Ltd. - Class A (a)	1,000	$73,320
		405,190
Materials - 1.0%
Chemicals - 0.4%
Mosaic Company (The)	4,000	102,000

Metals & Mining - 0.6%
Agnico Eagle Mines Ltd. (a)	100	20,298
Alamos Gold, Inc. - Class A (a)	200	8,886
AngloGold Ashanti plc (a)	100	9,736
Aura Minerals, Inc. (a)	300	24,480
Barrick Mining Corporation (a)	500	20,395
Hecla Mining Company	100	1,863
Kinross Gold Corporation	200	6,104
Newmont Corporation (a)	200	21,650
Pan American Silver Corporation	200	10,926
Royal Gold, Inc. (a)	50	12,725
SSR Mining, Inc. (a)(b)	500	14,700
		151,763
Real Estate - 0.7%
REITs - 0.7%
Alexander’s, Inc. (a)	300	70,860
Diversified Healthcare Trust (a)	5,000	33,200
SBA Communications Corporation - Class A (a)	400	68,844
		172,904
Technology - 14.4%
Semiconductors - 1.5%
ACM Research, Inc. - Class A (a)(b)	3,000	118,050
Axcelis Technologies, Inc. (a)(b)	1,000	93,080
Cirrus Logic, Inc. (a)(b)	1,000	144,620
Universal Display Corporation	500	45,830
		401,580
Software - 6.7%
Adobe, Inc. (a)(b)	500	121,540
Akamai Technologies, Inc. (a)(b)	500	57,425
AppFolio, Inc. - Class A (b)	200	31,564
BlackLine, Inc. (a)(b)	2,000	74,000
Check Point Software Technologies Ltd. (a)(b)	1,000	142,850

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 83.1% (continued)	Shares	Value
Technology - 14.4% (continued)
Software - 6.7% (continued)
Clear Secure, Inc. - Class A (a)	2,500	$121,025
Concentrix Corporation (a)	7,000	191,520
Doximity, Inc. - Class A (a)(b)	1,000	23,300
Dropbox, Inc. - Class A (a)(b)	2,000	45,440
Duolingo, Inc. (a)(b)	500	49,285
Fastly, Inc. - Class A (a)(b)	5,000	145,300
GigaCloud Technology, Inc. - Class A (a)(b)	1,500	68,070
Monday.com Ltd. (b)	500	34,555
MongoDB, Inc. (b)	500	122,385
Nutex Health, Inc. (a)(b)	1,000	95,040
Paycom Software, Inc. (a)	800	97,232
Qualys, Inc. (a)(b)	2,000	175,700
SPS Commerce, Inc. (a)(b)	500	27,835
UiPath, Inc. - Class A (a)(b)	10,000	111,000
		1,735,066
Technology Hardware - 2.4%
Credo Technology Group Holding Ltd. (b)	1,000	93,870
Ingram Micro Holding Corporation (a)	5,000	116,550
InterDigital, Inc. (a)	300	90,600
Ubiquiti, Inc. (a)	200	158,058
Viasat, Inc. (a)(b)	3,500	160,300
		619,378
Technology Services - 3.8%
Cognizant Technology Solutions Corporation - Class A (a)(b)	1,000	61,350
dLocal Ltd. (a)(b)	10,000	129,700
EPAM Systems, Inc. (a)(b)	1,000	135,400
Flywire Corporation (a)(b)	10,000	116,400
ICF International, Inc. (a)	500	32,645
Matrix IT Ltd.	1,763	48,236
Maximus, Inc. (a)	2,000	128,200
Pagseguro Digital Ltd. - Class A (a)	10,000	100,200
Sezzle, Inc. (b)	3,000	189,870
Western Union Company (The) (a)	5,000	43,650
		985,651

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 83.1% (continued)	Shares	Value
Utilities - 2.8%
Electric Utilities - 2.3%
AES Corporation (The) (a)	5,000	$70,450
Brookfield Infrastructure Partners, L.P. (a)	4,000	144,480
Brookfield Renewable Corporation (a)(b)	2,500	99,575
Fluence Energy, Inc. (a)(b)	10,000	137,600
Talen Energy Corporation (a)(b)	500	159,615
		611,720
Gas & Water Utilities - 0.5%
Essential Utilities, Inc. (a)	3,000	120,810

Total Common Stocks (Cost $21,391,869)		$21,653,028

U.S. TREASURY OBLIGATIONS - 15.4%	Par Value	Value
U.S. Treasury Inflation-Protected Bonds - 1.8%
2.125%, due 02/15/2054	$530,145	$469,537

U.S. Treasury Inflation-Protected Notes - 9.8%
1.750%, due 01/15/2034	529,605	527,868
1.875%, due 07/15/2035	2,025,640	2,017,852
		2,545,720
U.S. Treasury Notes - 3.8%
3.375%, due 02/29/2028	1,000,000	992,109

Total U.S. Treasury Obligations (Cost $4,041,235)		$4,007,366

WARRANTS - 0.0% (c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	240	$93

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.2%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 06/22/2026 at $1,600	38	$9,486,206	$20,444
S&P 500® Index Option, 06/22/2026 at $4,600	16	10,445,632	27,872
Total Put Option Contracts (Cost $45,293)		$19,931,838	$48,316

Total Investments at Value - 98.7% (Cost $25,478,397)			$25,708,803

MONEY MARKET FUNDS - 26.9%		Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (d) (Cost $7,002,102)		7,002,102	$7,002,102

Total Investments and Money Market Funds at Value - 125.6% (Cost $32,480,499)			$32,710,905

Written Call Option Contracts - (25.3%)			(6,586,752)

Liabilities in Excess of Other Assets - (0.3%)			(74,760)

Net Assets - 100.0%			$26,049,393

ADR	- American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of March 31, 2026 was $20,149,057.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	The rate shown is the 7-day effective yield as of March 31, 2026.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2026 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	38	$9,486,206	$1,600	06/22/2026	$3,445,840
S&P 500® Index Option	16	10,445,632	4,600	06/22/2026	3,140,912
Total Written Call Option Contracts (Premiums received $7,738,096)		$19,931,838			$6,586,752

The average monthly notional value of written option contracts during the nine months ended March 31, 2026 was $18,987,953.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 2.9%	Shares	Value
Energy - 0.1%
Oil & Gas Producers - 0.1%
California Resources Corporation	1,000	$69,220
Crescent Energy Company - Class A	1,906	25,731
DT Midstream, Inc.	500	67,335
		162,286
Materials - 2.4%
Metals & Mining - 2.4%
Agnico Eagle Mines Ltd.	4,000	811,920
Alamos Gold, Inc. - Class A	8,000	355,440
AngloGold Ashanti plc	4,000	389,440
Aura Minerals, Inc.	2,000	163,200
B2Gold Corporation (a)	200,000	906,000
Barrick Mining Corporation	20,000	815,800
Hecla Mining Company	4,000	74,520
Kinross Gold Corporation	8,000	244,160
Newmont Corporation	8,000	866,000
Pan American Silver Corporation	8,000	437,040
Royal Gold, Inc.	2,000	508,980
Sibanye-Stillwater Ltd. - ADR	20,000	246,400
SSR Mining, Inc. (a)	20,000	588,000
		6,406,900
Utilities - 0.4%
Electric Utilities - 0.4%
AES Corporation (The)	1,000	14,090
Ameren Corporation	100	10,992
American Electric Power Company, Inc.	100	13,108
Avista Corporation	1,000	40,140
Black Hills Corporation	500	34,705
Consolidated Edison, Inc.	1,000	113,180
Dominion Energy, Inc.	500	30,910
DTE Energy Company	100	14,622
Duke Energy Corporation	500	65,470
Edison International	500	36,590
Entergy Corporation	1,000	112,360
Exelon Corporation	1,000	49,020
FirstEnergy Corporation	1,000	50,660
Hawaiian Electric Industries, Inc.	1,000	14,840
NorthWestern Energy Group, Inc.	1,000	65,940
NRG Energy, Inc.	1,000	146,140

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 2.9% (continued)	Shares	Value
Utilities - 0.4% (continued)
Electric Utilities - 0.4% (continued)
Otter Tail Corporation	1,000	$87,770
Pinnacle West Capital Corporation	1,000	100,750
Portland General Electric Company	1,000	52,770
PPL Corporation	1,000	38,200
Public Service Enterprise Group, Inc.	500	40,475
Southern Company (The)	500	48,260
		1,180,992
Gas & Water Utilities - 0.0% (b)
Global Water Resources, Inc.	1,000	7,590

Total Common Stocks (Cost $7,381,394)		$7,757,768

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust	5,000	$636,750
Invesco CurrencyShares Euro Currency Trust	7,500	800,175
Invesco CurrencyShares Japanese Yen Trust (a)	12,500	723,500
Total Exchange-Traded Funds (Cost $2,210,871)		$2,160,425

U.S. TREASURY OBLIGATIONS - 79.8%	Par Value	Value
U.S. Treasury Bills (c) - 10.8%
3.520%, due 11/27/2026	$30,000,000	$29,294,960

U.S. Treasury Inflation-Protected Bonds - 1.7%
2.125%, due 02/15/2054	5,301,450	4,695,368

U.S. Treasury Inflation-Protected Notes - 36.3%
2.500%, due 01/15/2029	15,147,400	15,718,091
0.125%, due 01/15/2030	12,640,300	12,102,753
1.750%, due 01/15/2034	5,296,050	5,278,675
1.875%, due 07/15/2035	65,833,300	65,580,188
		98,679,707

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 79.8% (continued)	Par Value	Value
U.S. Treasury Notes - 31.0%
2.125%, due 05/31/2026	$10,000,000	$9,972,708
1.500%, due 08/15/2026	10,000,000	9,915,598
3.375%, due 02/29/2028	35,000,000	34,723,828
3.500%, due 02/28/2031	30,000,000	29,423,438
		84,035,572

Total U.S. Treasury Obligations (Cost $217,425,806)		$216,705,607

WARRANTS - 0.0% (b)	Shares	Value
Energy - 0.0% (b)
Oil & Gas Services & Equipment - 0.0% (b)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$3,104

Total Investments at Value - 83.5% (Cost $227,018,071)		$226,626,904

MONEY MARKET FUNDS - 16.6%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (d) (Cost $45,083,953)	45,083,953	$45,083,953

Total Investments and Money Market Funds at Value - 100.1% (Cost $272,102,024)		$271,710,857

Liabilities in Excess of Other Assets - (0.1%)		(336,600)

Net Assets - 100.0%		$271,374,257

ADR	- American Depositary Receipt.

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(d)	The rate shown is the 7-day effective yield as of March 31, 2026.